Debt (Tables)	12 Months Ended
Dec. 31, 2012
DEBT [Abstract]
Summary of long-term debt, including the current portion
A summary of long-term debt, including the current portion, follows:

	2012	2011
5.75% notes due 2012	$—	$300
4.90% notes due 2013 ($200 converted to floating rate by interest rate swap)	300	300
5.95% notes due 2014 ($100 converted to floating rate by interest rate swap)	250	250
Floating rate notes due 2014 ($300 converted to fixed rate by interest rate swap)	300	300
5.45% debentures due 2015	300	—
4.65% notes due 2015	100	100
0.95% senior notes due 2015	600	—
2.375% debentures due 2016	250	—
5.30% notes due 2017 ($150 converted to floating rate by interest rate swap)	250	250
6.10% debentures due 2017	300	—
1.50% senior notes due 2017	1,000	—
5.60% notes due 2018 ($415 converted to floating rate by interest rate swap)	450	450
4.215% Japanese Yen notes due 2018	116	129
6.95% notes due 2019 ($300 converted to floating rate by interest rate swap)	300	300
3.875% debentures due 2020	250	—
3.47% notes due 2021	300	—
8.10% debentures due 2022	100	100
2.75% senior notes due 2022	1,600	—
3.68% notes due 2023	300	—
6.50% debentures due 2025	145	145
7.65% debentures due 2029 ($50 converted to floating rate by interest rate swap)	200	200
4.00% senior notes due 2032	700	—
5.45% debentures due 2034 ($25 converted to floating rate by interest rate swap)	140	140
5.80% notes due 2037	240	240
4.15% senior notes due 2042	1,000	—
5.25% to 12.5% notes (maturities ranging from 2012 to 2035)	255	266
Other	330	217
Total long-term debt	10,076	3,687
Less current portion of long-term debt	(314)	(321)
Long-term debt less current portion	$9,762	$3,366

Mandatory maturities of long-term debt for each of the next five years	Mandatory maturities of long-term debt for each of the next five years follow:

2013	$314
2014	568
2015	1,008
2016	261
2017	1,551

Interest paid on debt	Interest paid on debt follows:

2012	$276
2011	174
2010	170